Finance Lease Receivables (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Finance Lease Receivables [Abstract]
Selling profit on finance leases	$ 725,814	$ 2,533,833	$ 865,009